Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 2,419,784	$ 84,823	$ 181,471
Accounts receivable	1,604,414	63,049
Related party accounts receivable	507,703	204,762	4,783
Prepaid expenses and other current assets	288,992	218,357	270,093
Total current assets	4,820,893	570,991	456,347
FIXED ASSETS:
Land and improvements	3,257,379	3,243,687	3,243,687
Buildings	1,674,827	1,674,827	3,100,621
Plant, equipment, and other fixed assets	12,855,604	3,702,455	2,626,140
Accumulated depreciation	(762,535)	(570,552)	(566,525)
Construction in progress	12,842,251	12,842,251	12,846,608
Net fixed assets	29,867,526	20,892,668	21,250,531
OTHER ASSETS:
Deferred financing costs, net of amortization of $307,918, $253,705 and $193,335, Respectively	233,382	254,285	264,998
Other noncurrent assets	1,459,072	1,448,136	1,446,136
Total assets	36,380,873	23,166,080	23,418,012
CURRENT LIABILITIES:
Current portion of notes payable	1,011,959	264,606	176,603
Note payable to related party	839,269	889,269	766,957
Redeemable debentures, net of discount of $16,420, $19,923 and $0, respectively	4,893,388	5,281,884
Accounts payable and accrued liabilities	10,901,150	7,578,628	5,596,535
Dividends payable	26,942	168,461	172,056
Deferred revenue - related party	65,925	65,925
Convertible securities	23,857	23,857	1,001,622
Total current liabilities	17,762,490	14,272,630	7,713,773
NON-CURRENT LIABILITIES:
Notes payable, less current portion	5,824,112	2,076,119	2,886,947
Redeemable debentures, net of discount of $0 and $29,558, respectively			5,272,249
Asset retirement obligation	27,569
Total liabilities	23,614,171	16,348,749	15,872,969
COMMITMENTS AND CONTINGENCIES (Note 9)
STOCKHOLDERS' EQUITY:
Common stock, $.001par value, 90,000,000 authorized shares, 28,089,912, 26,177,989 and 22,576,504 issued and outstanding at March 31, 2012, December 31, 2011 and December 31, 2010, respectively	28,090	26,178	22,577
Additional paid-in capital	98,454,282	94,677,525	88,968,451
Accumulated deficit	(106,036,399)	(105,187,531)
Treasury stock, at cost, 10,485, 13,985 and 22,412 shares, respectively	(156,110)	(208,983)	(336,285)
Unearned common stock in KSOP, at cost, 15,200 shares	(225,913)	(225,913)	225,913
Total stockholders' equity	12,766,702	6,817,331	7,545,043
Total liabilities and stockholders' equity	36,380,873	23,166,080	23,418,012
Series A Preferred Stock
STOCKHOLDERS' EQUITY:
Series A, Series B and Series C convertible preferred stock	8,270,977	7,934,055	8,232,234
Total stockholders' equity	8,270,977	7,934,055	8,232,234
Series B Preferred Stock
STOCKHOLDERS' EQUITY:
Series A, Series B and Series C convertible preferred stock	9,802,000	9,802,000	10,575,000
Total stockholders' equity	9,802,000	9,802,000	10,575,000
Series C Preferred Stock
STOCKHOLDERS' EQUITY:
Series A, Series B and Series C convertible preferred stock	2,629,775
Total stockholders' equity	2,629,775
Accumulated Deficit Prior to Re-entering Development Stage
STOCKHOLDERS' EQUITY:
Accumulated deficit		(126,670,716)	(126,670,716)
Total stockholders' equity		(126,670,716)	(126,670,716)
Accumulated Deficit During Development Stage
STOCKHOLDERS' EQUITY:
Accumulated deficit		21,483,185	26,979,695
Total stockholders' equity		$ 21,483,185	$ 26,979,695